UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934


Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period




Date of Report (Date of earliest event reported)  July 20, 2020



Central Index Key Number of securitizer:   0001503493




Melody Zaghi, AVP, (310) 234-2111
Name and telephone number, including area code, of the person to contact in connection with this filing.


REPRESENTATION AND WARRANTY INFORMATION


Item 1.03 Periodic Filing of Rule 15Ga-1 Representations and
Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Latitude Management Real
Estate Capital III, Inc. has terminated its 15G filing obligations since it doesn't have a sponsor for any asset backed securities held by non-affiliates.


This Form ABS-15G provides notice that the securitizers obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last payment on asset backed securities held by a non-affiliate was made on May 22, 2020.













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


Latitude Management Real Estate
Capital III, Inc.
 (Securitizer)





Date
 January 21, 2020







Wallace O. Sellers, Jr.

(Signature)*
Executive Vice President